Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	Sequoia Fund, Inc.
Entity Central Index Key	0000089043
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 26, 2024
Document Effective Date	May 01, 2024
Prospectus Date	May 01, 2024
SEQUOIA FUND INC | SEQUOIA FUND INC
Prospectus:
Trading Symbol	SEQUX